Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	$ 23,320	$ 26,727
Total PCI loans (unpaid principal balance)	32,924	38,229	98,182
Total Commercial [Member]
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	1,507	2,504	18,704
Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	75	215
Commercial Real Estate Mortgage [Member]
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	1,261	1,856
Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	171	433
Total Consumer [Member]
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	21,813	24,223	40,093
Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	21,712	24,100
Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total consumer PCI loans (carrying value)	$ 101	$ 123